Item 1: Report to Shareholders

U.S. Bond Index Fund	October 31, 2005

The views and opinions in this report were current as of October 31, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Fellow Shareholders

Investment-grade domestic bonds recorded modest gains in the 12-month period ended October 31, 2005, while returns for the past six months were flat or slightly negative. Since the end of April, the Federal Reserve remained resolutely on its path of monetary tightening, raising the federal funds target rate in four quarter-point increments (and once again on the day after our reporting period ended). What distinguished the period since our last report was that longer-term interest rates began to move higher alongside the short-term rates directly affected by Fed policy. This resulted in moderate losses for longer-term bonds.

ECONOMY AND INTEREST RATES

The economy continued to expand throughout the past six months, apparently slowing only modestly in the aftermath of the widespread destruction wrought by Hurricane Katrina in early September. According to the latest estimates, gross domestic product grew at a 3.3% annualized rate in the second quarter and a 3.8% rate in the third. While the headline data on inflation was less welcome—consumer prices rose substantially in July and August, and then spiked by 1.2% in September—the escalation was mostly due to record-high oil prices. Core inflation, which excludes food and energy, rose at a steady and modest 0.1% monthly rate through September. Although the hurricane took a large toll on Gulf Coast employment, the national labor market remained healthy, and the unemployment rate stood at only 5% in October.

Longer-term interest rates fluctuated throughout the six-month period, although they began a steady climb beginning in September. As usual, numerous factors influenced interest rates, but the seemingly relentless increase in energy prices through early September played an especially notable role. While high oil prices threatened to feed into higher price levels elsewhere in the economy, they also seemed poised to weigh on economic growth and dampen consumer spending—especially after Katrina’s destruction of pipelines and refineries sent gasoline prices above $3 per gallon. It was only after Katrina’s damage appeared contained and oil prices began to fall that longer-term rates moved substantially higher. As they did, longer- and shorter-term rates began finally to move in synch, putting an end to the “conundrum” of disparate rate moves that Fed Chairman Alan Greenspan had remarked on last spring.

MARKET NEWS

As measured by various Lehman indexes, bond market returns were modest over the past six months, and some sectors recorded small losses; for the 12-month period, all sectors were moderately higher. Asset-backed and U.S. government agency securities fared best over the six-month period, while U.S. Treasury securities felt the impact of rising rates and declined slightly. Although mortgage-backed securities struggled in the volatile interest rate environment, they managed to record a modest gain. Many had worried that the downgrade of GM and Ford debt in the spring would lead to substantial disruptions in the investment-grade corporate bond market, but this sector recorded only a small loss for the period.

PORTFOLIO REVIEW

Your fund returned -0.04% in the six-month period and 0.81% for the 12-month period ended October 31, 2005. As shown in the table on page 3, the fund tracked the unmanaged Lehman Brothers U.S. Aggregate Index for both periods, with much of the difference due to fund expenses.

As yields rose across much of the fixed-income maturity spectrum, the fund’s net asset value (NAV) fell by $0.23 (bond prices and yields move in opposite directions). This matched dividend income of $0.23 for the six-month period. Dividends for the 12-month period climbed slightly since our last report, to $0.46, somewhat more than the $0.37 decline in NAV over the same period.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely match the sector allocations and performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index.

As a result, changes in the portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the index, rather than strategic shifts that are typical of an actively managed fund.

As shown in the Security Diversification pie chart, mortgage-backed securities, U.S. Treasuries, and corporate securities accounted for the bulk of both the portfolio and the index. Foreign government, U.S. government agency bonds, asset-backed securities, and other holdings represented only a small part of the fund and the index. A number of the portfolio’s holdings in U.S. government and federal agency-issued mortgage-backed pass-through securities do not have ratings by the major credit rating agencies, and this was reflected in a 7% allocation to unrated securities. Roughly 70% of the portfolio was rated AAA.

Since our last report, the portfolio’s weighted average duration and maturity increased slightly. The portfolio’s yield rose over the period as interest rates climbed across the maturity spectrum.

OUTLOOK

As of this writing, the Federal Reserve Board has raised interest rates by 300 basis points, or 3%, since it began its program of “measured” rate increases in the summer of 2004. When and at what level the central bank stops raising rates is a matter of much speculation and will undoubtedly have ramifications for the bond markets. As index managers, our job will not be to try and anticipate these events but rather to maintain a broadly diversified portfolio that seeks to match the returns of the investment-grade bond markets as a whole.

Respectfully submitted,

Edmund Notzon
Chairman of the fund’s Investment Advisory Committee

November 17, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund’s sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market, including corporate, government, and mortgage-backed securities. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (1)

(Amounts in 000s)

CORPORATE BONDS AND NOTES 22.2%

	$ Par/Shares	Value
Aerospace & Defense 0.5%		
Boeing, 6.125%, 2/15/33	50	54
Boeing Capital, 6.10%, 3/1/11	50	52
Lockheed Martin		
7.65%, 5/1/16	250	298
7.75%, 5/1/26	50	62
8.50%, 12/1/29	100	135
Northrop Grumman, 7.125%, 2/15/11	200	218
		819
Airlines 0.0%		
Southwest Airlines, 6.50%, 3/1/12	85	89
		89
Automobiles and Related 0.3%		
DaimlerChrysler		
6.40%, 5/15/06	100	101
7.20%, 9/1/09	6	6
7.25%, 1/18/06	100	100
8.50%, 1/18/31	100	117
Ford Motor Credit, 7.375%, 10/28/09	250	238
Toyota Motor Credit Corporation, 4.35%, 12/15/10	5	5
		567
Banking 3.8%		
Banc One		
7.60%, 5/1/07	8	8
7.625%, 10/15/26	4	5
8.00%, 4/29/27	4	5
Bank of America		
3.25%, 8/15/08	250	240
3.375%, 2/17/09	250	239
3.875%, 1/15/08	75	74
4.75%, 10/15/06	10	10
4.875%, 9/15/12	100	98
6.375%, 2/15/08	10	10

6.625%, 10/15/07	10	10
7.40%, 1/15/11	110	121
Bank One		
3.70%, 1/15/08	100	98
5.50%, 3/26/07	50	50
6.875%, 8/1/06	5	5
BB&T		
4.75%, 10/1/12	95	93
5.25%, 11/1/19	200	194
Chase Manhattan, 7.875%, 6/15/10	65	72
Citicorp		
7.00%, 7/1/07	8	9
7.25%, 9/1/08	4	4
Citigroup		
5.00%, 9/15/14	250	246
5.50%, 8/9/06	12	12
5.625%, 8/27/12	200	205
5.75%, 5/10/06	200	201
6.00%, 2/21/12	13	14
First Union		
6.375%, 1/15/09	2	2
6.40%, 4/1/08	205	212
First Union National Bank		
5.80%, 12/1/08	100	103
7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	16
HSBC Bank USA		
4.625%, 4/1/14	250	239
5.875%, 11/1/34	300	301
HSBC Holdings		
5.25%, 12/12/12	100	101
7.50%, 7/15/09	100	108
JP Morgan Chase		
5.25%, 5/30/07	100	101
6.875%, 1/15/07	200	205
JP Morgan Chase Capital, 5.875%, 3/15/35	325	308

Key Bank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank		
3.80%, 2/8/08	150	147
5.25%, 9/4/12	20	20
MBNA America Bank, 6.50%, 6/20/06	200	202
National City, 5.75%, 2/1/09	100	102
National Westminster Bank PLC, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	12
NBD Bancorp, 7.125%, 5/15/07	8	8
PNC Bank, 4.875%, 9/21/17	250	237
PNC Funding, 5.75%, 8/1/06	125	126
Regions Financial, 6.375%, 5/15/12	100	107
Royal Bank of Canada, 3.875%, 5/4/09	150	145
Royal Bank of Scotland Group, 5.00%, 10/1/14	125	123
Sovereign Bancorp, 144A, 4.80%, 9/1/10	150	147
Suntrust Bank, 5.45%, 12/1/17	130	130
Synovus Financial, 4.875%, 2/15/13	90	87
U.S. Bank		
4.95%, 10/30/14	200	196
6.375%, 8/1/11	150	160
Wachovia Bank		
4.85%, 7/30/07	85	85
4.875%, 2/1/15	150	145
Wachovia Corporation		
4.95%, 11/1/06	12	12
6.25%, 8/4/08	4	4
Wells Fargo		
4.20%, 1/15/10	150	145
5.00%, 11/15/14	5	5
5.125%, 9/1/12	350	350
5.25%, 12/1/07	100	101
World Savings Bank, F.S.B., 4.125%, 12/15/09	100	97
		6,622
Beverages 0.1%		
Bottling Group, 4.625%, 11/15/12	100	98

Coca Cola Enterprises		
6.75%, 1/15/38	8	9
7.125%, 8/1/17	15	17
8.50%, 2/1/12	15	18
PepsiAmericas, 4.875%, 1/15/15	125	121
		263
Broadcasting 0.7%		
AOL Time Warner, 7.625%, 4/15/31	600	680
Clear Channel Communications, 7.65%, 9/15/10	275	293
Turner Broadcasting Systems, 8.375%, 7/1/13	8	9
Univision Communications, 3.50%, 10/15/07	200	194
		1,176
Building and Real Estate 0.3%		
Lennar, 144A, 5.60%, 5/31/15	150	143
Pulte Homes, 7.875%, 8/1/11	200	219
Ryland Group, 5.375%, 1/15/15	150	140
		502
Building Products 0.2%		
CRH America, 6.40%, 10/15/33	150	160
Masco, 5.875%, 7/15/12	100	104
		264
Cable Operators 0.5%		
AT&T Broadband, 8.375%, 3/15/13	616	709
Cox Communications		
6.75%, 3/15/11	100	105
7.75%, 8/15/06	50	51
		865
Computer Service & Software 0.2%		
IBM		
3.80%, 2/1/08	95	93
4.25%, 9/15/09	100	98
6.50%, 1/15/28	11	12

7.00%, 10/30/45	10	12
8.375%, 11/1/19	100	128
		343
Conglomerates 1.0%		
GE Capital		
3.125%, 4/1/09	350	331
4.125%, 9/1/09	400	389
5.00%, 2/15/07	80	80
5.00%, 6/15/07	200	201
7.375%, 1/19/10	9	10
Hutchison Whampoa, 144A, 6.50%, 2/13/13	200	210
Tyco International		
6.125%, 1/15/09	200	206
6.375%, 10/15/11	175	184
United Technologies		
4.875%, 11/1/06	125	125
7.50%, 9/15/29	5	6
		1,742
Diversified Chemicals 0.2%		
Dow Chemical, 5.75%, 12/15/08	150	154
Du Pont E I De Nemours		
5.875%, 5/11/09	65	67
8.25%, 9/15/06	5	5
Praxair		
6.375%, 4/1/12	104	112
6.50%, 3/1/08	5	5
		343
Drugs 0.3%		
Abbott Laboratories, 5.625%, 7/1/06	5	5
Amgen, 4.00%, 11/18/09	125	121
Bristol-Myers Squibb		
5.75%, 10/1/11	100	103
6.80%, 11/15/26	6	7
Genentech, 144A, 4.40%, 7/15/10	60	59

Pfizer, 4.65%, 3/1/18	150	143
		438
Electric Utilities 1.5%		
Alabama Power		
5.375%, 10/1/08	6	6
5.50%, 10/15/17	100	101
American Electric Power, 5.375%, 3/15/10	150	151
Appalachian Power, 3.60%, 5/15/08	200	194
Black Hills, 6.50%, 5/15/13	50	51
Boston Edison, 4.875%, 4/15/14	100	98
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	115
Consolidated Edison, Series B, 7.50%, 9/1/10	105	116
Energy East, 5.75%, 11/15/06	40	40
Exelon Generation, 6.95%, 6/15/11	200	215
Indiana Michigan Power, 6.125%, 12/15/06	3	3
Korea Electric Power, 144A, 4.25%, 9/12/07	100	99
NiSource Finance, 7.875%, 11/15/10	200	222
Northern States Power, 5.25%, 7/15/35	145	137
Pacific Gas & Electric, 3.60%, 3/1/09	200	191
Pinnacle West Capital, 6.40%, 4/1/06	200	201
PPL Electric Utilities, 5.875%, 8/15/07	30	31
PPL Energy Supply, 6.40%, 11/1/11	50	52
Progress Energy, 7.10%, 3/1/11	100	107
Public Service Company of Colorado, 7.875%, 10/1/12	150	174
Southern California Edison, 4.65%, 4/1/15	200	191
Virginia Electric & Power		
5.75%, 3/31/06	100	101
7.625%, 7/1/07	6	6
		2,602
Electronic Components 0.2%		
Hewlett Packard, 5.50%, 7/1/07	225	227
Honeywell, 6.625%, 6/15/28	5	6
Motorola, 8.00%, 11/1/11	175	201
		434

Energy 0.2%		
Transocean, 7.50%, 4/15/31	200	245
XTO Energy, 4.90%, 2/1/14	100	97
		342
Entertainment and Leisure 0.0%		
Viacom		
5.625%, 8/15/12	65	64
7.875%, 7/30/30	15	17
		81
Exploration and Production 0.3%		
Anadarko Petroleum, 5.375%, 3/1/07	3	3
Canadian Natural Resources, 6.45%, 6/30/33	200	209
Encana, 4.60%, 8/15/09	250	246
EOG Resources, 6.00%, 12/15/08	100	103
		561
Finance and Credit 1.2%		
American General Finance Corporation, 5.375%, 10/1/12	3	3
Associates Corporation of North America, 6.875%, 11/15/08	5	5
CIT Group, 5.00%, 2/1/15	400	385
Commercial Credit, 6.75%, 7/1/07	150	154
Countrywide Home Loans		
5.625%, 7/15/09	200	202
6.25%, 4/15/09	15	16
First Data, 4.70%, 8/1/13	200	194
Household Finance		
4.75%, 7/15/13	9	9
5.75%, 1/30/07	174	176
5.875%, 2/1/09	9	9
6.375%, 10/15/11	11	11
7.00%, 5/15/12	9	10
International Lease Finance		
4.875%, 9/1/10	350	345
6.375%, 3/15/09	100	104
National Rural Utilities, 6.00%, 5/15/06	300	302

SLM Corporation, 5.05%, 11/14/14	200	197
		2,122
Food Processing 0.4%		
Archer Daniels Midland Company, 8.875%, 4/15/11	5	6
Bestfoods, 6.625%, 4/15/28	5	5
Bunge Limited Finance		
4.375%, 12/15/08	200	196
144A, 5.10%, 7/15/15	115	111
Kellogg, 7.45%, 4/1/31	100	122
Kraft Foods		
4.00%, 10/1/08	150	146
6.50%, 11/1/31	100	109
		695
Gaming 0.1%		
Harrah's Operating, 5.50%, 7/1/10	150	149
		149
Gas & Gas Transmission 0.6%		
Consolidated Natural Gas		
5.00%, 3/1/14	200	194
6.25%, 11/1/11	15	15
Duke Capital, 4.37%, 3/1/09	200	195
Enterprise Products Operations, 4.95%, 6/1/10	300	292
Kinder Morgan, 6.50%, 9/1/12	100	106
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	199
Vastar Resources, 6.50%, 4/1/09	4	4
		1,005
Healthcare Services 0.2%		
Hospira, 4.95%, 6/15/09	150	149
Medtronic, 144A, 4.375%, 9/15/10	210	205
		354
Industrial-Other 0.0%		
Amvescap PLC, 5.90%, 1/15/07	3	3
		3
Insurance 1.0%		
ACE Ina Holdings, 8.30%, 8/15/06	3	3

AFLAC, 6.50%, 4/15/09	100	104
Allstate		
6.125%, 12/15/32	150	153
6.75%, 5/15/18	3	3
7.20%, 12/1/09	10	11
7.50%, 6/15/13	2	2
American General, 7.50%, 8/11/10	100	109
GE Global Insurance, 7.75%, 6/15/30	100	108
Hartford Financial Services Group, 4.75%, 3/1/14	200	192
Hartford Life, 7.65%, 6/15/27	100	121
John Hancock Financial Services, 5.625%, 12/1/08	100	102
Lincoln National, 5.25%, 6/15/07	100	101
Principal Life Global Funding I, 144A, 5.25%, 1/15/13	100	100
Prudential Financial, 5.40%, 6/13/35	375	346
Safeco, 4.875%, 2/1/10	150	148
St. Paul Travelers Companies, 5.75%, 3/15/07	50	50
Travelers Property Casualty, 5.00%, 3/15/13	100	97
		1,750
Investment Dealers 1.6%		
Bear Stearns		
2.875%, 7/2/08	8	8
4.50%, 10/28/10	200	194
Credit Suisse First Boston (USA)		
4.70%, 6/1/09	150	148
5.125%, 1/15/14	200	197
Franklin Resources, 3.70%, 4/15/08	20	19
Goldman Sachs		
3.875%, 1/15/09	85	82
5.15%, 1/15/14	100	98
6.60%, 1/15/12	407	435
6.875%, 1/15/11	7	8
Goldman Sachs Capital I, 6.345%, 2/15/34	50	51
Lehman Brothers		
3.95%, 11/10/09	300	288
4.25%, 1/27/10	200	194

4.80%, 3/13/14	125	121
7.625%, 6/1/06	100	101
Merrill Lynch		
3.125%, 7/15/08	200	191
4.125%, 1/15/09	150	146
5.00%, 1/15/15	200	195
6.875%, 11/15/18	65	73
Morgan Stanley		
4.75%, 4/1/14	125	118
5.80%, 4/1/07	130	132
6.75%, 4/15/11	8	8
		2,807
Long Distance 0.3%		
Sprint Capital		
6.875%, 11/15/28	350	374
7.625%, 1/30/11	150	165
		539
Manufacturing 0.5%		
Caterpillar Financial Services		
4.50%, 9/1/08	150	148
4.75%, 2/17/15	175	170
Deere & Company, 7.85%, 5/15/10	15	17
Dover, 6.50%, 2/15/11	100	107
John Deere Capital		
3.90%, 1/15/08	50	49
4.375%, 3/14/08	150	148
4.50%, 8/22/07	150	149
		788
Media and Communications 0.1%		
News America, 7.25%, 5/18/18	100	111
		111
Metals 0.1%		
Alcan Aluminum, 5.00%, 6/1/15	100	96

Alcoa		
5.375%, 1/15/13	120	121
6.50%, 6/1/11	12	13
		230
Metals and Mining 0.2%		
Inco, 7.75%, 5/15/12	100	110
Newmont Mining, 5.875%, 4/1/35	200	192
Placer Dome, 6.375%, 3/1/33	100	101
		403
Miscellaneous Consumer Products 0.3%		
Clorox, 4.20%, 1/15/10	170	165
Colgate Palmolive, 5.98%, 4/25/12	100	105
Fortune Brands, 6.25%, 4/1/08	200	206
Gillette, 3.50%, 10/15/07	50	49
Newell Rubbermaid, 4.625%, 12/15/09	35	34
		559
Oil Field Services 0.1%		
Baker Hughes, 6.00%, 2/15/09	150	155
		155
Paper and Paper Products 0.3%		
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	62	62
International Paper Company, STEP, 5.85%, 10/30/12	300	300
Weyerhaeuser, 6.75%, 3/15/12	200	213
		575
Petroleum 1.1%		
Amoco, 6.50%, 8/1/07	4	4
Atlantic Richfield, 5.90%, 4/15/09	200	207
ChevronTexaco Capital, 3.375%, 2/15/08	200	194
ConocoPhillips, 5.90%, 10/15/32	250	264
Devon Financing, 6.875%, 9/30/11	200	217
Enbridge, 4.90%, 3/1/15	150	145
Occidental Petroleum Corporation., 6.75%, 1/15/12	300	330
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	383
Petrobras International, 9.875%, 5/9/08	45	50

Phillips Petroleum Company, 6.375%, 3/30/09	25	26
Sunoco, 4.875%, 10/15/14	150	145
Texaco Capital		
5.50%, 1/15/09	5	5
5.70%, 12/1/08	5	5
8.625%, 4/1/32	5	7
		1,982
Printing and Publishing 0.1%		
Reed Elsevier, 6.125%, 8/1/06	200	202
		202
Railroads 0.2%		
Canadian National Railway, 6.25%, 8/1/34	95	104
Norfolk Southern		
5.59%, 5/17/25	48	47
7.25%, 2/15/31	52	62
Union Pacific		
5.75%, 10/15/07	100	102
6.65%, 1/15/11	50	53
		368
Real Estate Investment Trust Securities 0.6%		
Arden Realty, 5.25%, 3/1/15	115	110
EOP Operating LP		
7.00%, 7/15/11	325	350
7.75%, 11/15/07	100	105
iStar Financial, 5.125%, 4/1/11	325	315
Simon Debartolo, 6.875%, 11/15/06	100	102
Simon Property, 7.375%, 1/20/06	100	101
		1,083
Restaurants 0.1%		
Yum! Brands, 7.70%, 7/1/12	100	113
		113
Retail 0.3%		
CVS, 4.00%, 9/15/09	200	192
Dayton Hudson, 5.875%, 11/1/08	1	1

Target		
5.40%, 10/1/08	10	10
5.875%, 3/1/12	100	105
Wal-Mart		
4.375%, 7/12/07	1	1
5.25%, 9/1/35	150	141
6.875%, 8/10/09	100	107
7.25%, 6/1/13	9	10
		567
Satellites 0.1%		
British Sky Broadcasting Group, 6.875%, 2/23/09	150	158
		158
Savings and Loan 0.1%		
Washington Mutual, 8.25%, 4/1/10	100	111
		111
Specialty Chemicals 0.1%		
Chevron Phillips Chemical, 5.375%, 6/15/07	100	101
		101
Specialty Retailers 0.3%		
Home Depot, 4.625%, 8/15/10	200	198
Lowes Companies, 5.00%, 10/15/15	250	247
		445
Supermarkets 0.1%		
Kroger, 7.625%, 9/15/06	100	102
		102
Telecommunications 0.3%		
British Telecommunications		
STEP, 7.875%, 12/15/05	50	50
STEP, 8.875%, 12/15/30	100	131
Telus, 7.50%, 6/1/07	250	259
Verizon New England, 6.50%, 9/15/11	20	21
		461

Telephones 1.0%		
Alltel		
6.50%, 11/1/13	5	5
7.00%, 3/15/16	11	12
Bellsouth, 6.875%, 10/15/31	21	23
Bellsouth Capital Funding, 7.875%, 2/15/30	100	117
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
Deutsche Telekom International Finance		
STEP, 8.50%, 6/15/10	113	126
France Telecom, STEP, 8.00%, 3/1/11	200	224
GTE, 6.94%, 4/15/28	15	16
GTE South, 6.125%, 6/15/07	15	15
SBC Communications, 5.10%, 9/15/14	250	242
Southwestern Bell Telephone, 6.625%, 7/15/07	15	15
Telecom Italia Capital, 5.25%, 11/15/13	300	293
Telefonos de Mexico, 4.75%, 1/27/10	245	240
Verizon Global Funding		
4.00%, 1/15/08	100	98
6.875%, 6/15/12	100	108
7.25%, 12/1/10	100	108
7.75%, 12/1/30	100	116
		1,763
Transportation (excluding Railroads) 0.1%		
FedEx, 6.875%, 2/15/06	144	145
		145
Wireless Communications 0.4%		
Airtouch Communications, 6.65%, 5/1/08	10	11
America Movil, 5.50%, 3/1/14	100	96
AT&T Wireless, 7.875%, 3/1/11	300	335
AT&T Wireless Services, 7.50%, 5/1/07	10	10
Verizon Wireless, 5.375%, 12/15/06	200	201
Vodafone Airtouch PLC, 7.875%, 2/15/30	10	12
Vodafone Group, 5.375%, 1/30/15	100	101
		766
Total Corporate Bonds and Notes (Cost $38,801)		38,665

ASSET-BACKED SECURITIES 1.7%

Auto-Backed 0.4%		
Whole Auto Loan Trust, Series 2004-1, Class A4 3.26%, 3/15/11	675	656
		656
Credit Card-Backed 0.6%		
Capital One Multi-Asset Execution Trust, Series 2005-A7 Class A7, 4.70%, 6/15/15	375	370
Chase Issuance Trust, Series 2005-A7, Class A7 4.55%, 3/15/13	375	369
Chemical Master Credit Card Trust, Series 1996-2, Class A 5.98%, 9/15/08	100	100
Citibank Credit Card Master Trust, Series 1998-2, Class A 6.05%, 1/15/10	100	103
MBNA Credit Card Master Note Trust, Series 2001, Class AA 5.75%, 10/15/08	100	101
		1,043
Home Equity Loans-Backed 0.4%		
Credit-Based Asset Services and Securities Trust, Series 2005-CB5 Class AF2, VR, 4.831%, 8/25/35	420	416
New Century Home Equity Loan Trust, Series 2005-A Class A6, VR, 4.954%, 8/25/35	325	315
		731
Motorcycles 0.2%		
Harley Davidson Motorcycle Trust, Series 2003-2, Class A2 2.07%, 2/15/11	338	330
		330
Stranded Asset 0.1%		
Reliant Energy Transition, Series 2001-1, Class A2 4.76%, 9/15/09	240	240
		240
Total Asset-Backed Securities (Cost $3,054)		3,000

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.6%

Commercial Mortgage Backed Securities 3.6%		
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	500	487

Series 2004-6, Class A1, CMO, 3.801%, 12/10/42	178	174
Bear Stearns Commercial Mortgage Securities		
Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	1,100	1,066
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575	560
Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41	225	215
Series 2005-PWR9, Class AAB, CMO, 4.804%, 9/15/42	625	611
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	350	345
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	350	344
Citigroup Commercial Mortgage Trust, Series 2004-C2 Class A1, CMO, 3.787%, 10/15/41	131	128
Citigroup/Deutsche Bank Commerical Mortgage Series 2005-C1, Class AJ, CMO, 5.225%, 9/15/20	225	223
Commercial Mortgage, Series 2005-LP5, Class A1, CMO, PTC 4.235%, 5/10/43	346	341
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO 7.30%, 6/10/32	250	267
GE Capital Commercial Mortgage		
Series 2001-1, Class A1, CMO, 6.079%, 5/15/33	61	63
Series 2001-1, Class A2, CMO, 6.531%, 3/15/11	400	426
J.P. Morgan Chase Commercial Mortgage Securities		
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	285	301
Series 2005-LDP4, Class ASB, CMO, VR 4.824%, 10/15/42	375	367
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32	125	135
Morgan Stanley Dean Witter Capital, Series 2002-TOP7 Class A2, CMO, 5.98%, 1/15/39	200	210
Total Non-U.S. Government Mortgage-Backed Securities (Cost $6,399)		6,263

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 33.0%

U.S. Government Agency Obligations ± 30.2%

Federal Home Loan Mortgage		
4.50%, 5/1/19 - 4/1/35	1,115	1,057
5.00%, 10/1/18 - 9/1/35	8,865	8,582
5.50%, 3/1/18 - 2/1/34	2,593	2,600
6.00%, 12/1/13 - 12/1/33	1,111	1,125
6.50%, 4/1/16 - 1/1/34	1,580	1,621
7.00%, 11/1/30 - 6/1/32	74	77
7.50%, 4/1/15	8	8

Federal National Mortgage Assn.		
4.50%, 5/1/18 - 6/1/35	5,461	5,264
5.00%, 12/1/08 - 9/1/35	4,955	4,799
5.50%, 1/1/17 - 1/1/35	17,296	17,120
6.00%, 6/1/16 - 11/1/34	6,493	6,560
6.50%, 4/1/15 - 12/1/32	2,108	2,167
7.00%, 7/1/10 - 7/1/32	443	462
7.50%, 10/1/25 - 4/1/31	62	65
8.00%, 3/1/31	73	77
TBA, 5.00%, 1/1/34	1,210	1,163
		52,747
U.S. Government Obligations 2.8%		
Government National Mortgage Assn.		
4.50%, 3/20/34	450	427
5.00%, 7/15 - 9/15/33	1,888	1,847
5.50%, 8/15/35	761	760
6.00%, 7/15/16 - 1/20/35	1,062	1,085
6.50%, 5/15/16 - 9/20/34	137	142
7.00%, 3/15/13 - 6/15/31	194	202
7.50%, 11/15/12 - 1/15/32	358	379
8.00%, 1/15/26	41	43
		4,885
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $58,670)		57,632

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY OBLIGATIONS 2.4%

Canadian Government and Municipalities 0.6%		
Canada Mortgage & Housing, 2.95%, 6/2/08	100	96
Government of Canada, 5.25%, 11/5/08	12	12
Hydro-Quebec		
7.50%, 4/1/16	100	118
8.00%, 2/1/13	11	13
Province of British Columbia		
4.625%, 10/3/06	4	4
5.375%, 10/29/08	4	4

Province of Manitoba		
5.50%, 10/1/08	4	4
7.50%, 2/22/10	104	115
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of Newfoundland		
7.32%, 10/13/23	4	5
8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	4	4
Province of Ontario		
3.125%, 5/2/08	4	4
3.50%, 9/17/07	104	102
3.625%, 10/21/09	300	288
3.75%, 12/15/09	4	4
5.125%, 7/17/12	4	4
5.50%, 10/1/08	104	106
Province of Quebec		
5.00%, 7/17/09	4	4
5.75%, 2/15/09	4	4
6.125%, 1/22/11	4	4
7.00%, 1/30/07	104	107
7.125%, 2/9/24	4	5
7.50%, 7/15/23	4	5
7.50%, 9/15/29	104	135
Province of Saskatchewan, 7.125%, 3/15/08	4	4
		1,160
Foreign Government and Municipalities (Excluding Canadian) 1.8%		
Asian Development Bank		
4.125%, 9/15/10	250	244
4.875%, 2/5/07	7	7
6.75%, 6/11/07	4	4
European Investment Bank		
2.70%, 4/20/07	100	97
3.375%, 3/16/09	407	393
3.375%, 6/12/13	250	236
4.875%, 9/6/06	16	16

Inter-American Development Bank		
3.375%, 3/17/08	5	5
4.375%, 9/20/12	5	5
6.375%, 10/22/07	100	103
7.375%, 1/15/10	106	117
KFW International Finance, 4.75%, 1/24/07	111	111
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	192
Republic of Chile, 5.50%, 1/15/13	80	82
Republic of Italy		
2.75%, 12/15/06	12	12
3.25%, 5/15/09	300	286
3.625%, 9/14/07	100	98
4.375%, 10/25/06	24	24
5.625%, 6/15/12	8	8
6.00%, 2/22/11	6	7
Republic of South Africa, 6.50%, 6/2/14	100	107
Republic of South Korea, 8.875%, 4/15/08	100	110
United Mexican States		
6.375%, 1/16/13	100	105
7.50%, 1/14/12	100	111
8.00%, 9/24/22	300	358
9.875%, 2/1/10	100	118
11.375%, 9/15/16	100	145
		3,101
Total Foreign Government Obligations & Agency Obligations (Cost $4,195)		4,261

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 35.5%

U.S. Government Agency Obligations ± 11.4%

Federal Farm Credit Banks, 5.75%, 1/18/11	300	313
Federal Home Loan Bank		
2.50%, 3/15/06	500	497
2.875%, 9/15/06	500	493
3.75%, 8/18/09	1,000	964
4.375%, 3/17/10	2,500	2,461

5.75%, 5/15/12	185	194
5.80%, 9/2/08	1,000	1,029
Federal Home Loan Mortgage		
1.875%, 2/15/06	500	497
2.375%, 2/15/07	500	486
2.75%, 3/15/08	275	263
3.625%, 9/15/08	500	486
4.125%, 10/18/10	750	728
4.50%, 7/15/13 - 1/15/14	1,250	1,218
4.875%, 3/15/07	40	40
5.50%, 7/15/06	610	614
5.75%, 4/15/08 - 1/15/12	1,400	1,441
6.875%, 9/15/10	350	381
Federal National Mortgage Assn.		
2.375%, 2/15/07	500	486
4.25%, 7/15/07	60	60
4.375%, 10/15/06	60	60
5.00%, 1/15/07	97	97
5.25%, 4/15/07 - 8/1/12	1,175	1,185
5.50%, 3/15/11	300	309
6.00%, 5/15/08 - 5/15/11	965	1,004
6.25%, 5/15/29	842	965
6.625%, 10/15/07 - 11/15/30	1,300	1,434
7.125%, 6/15/10	1,000	1,095
7.25%, 1/15/10	740	809
Tennessee Valley Authority, 4.75%, 8/1/13	200	198
		19,807

U.S. Treasury Obligations 24.1%

U.S. Treasury Bonds		
5.25%, 2/15/29	704	747
5.375%, 2/15/31	1,232	1,343
5.50%, 8/15/28	146	160
6.00%, 2/15/26	1,089	1,252
6.125%, 11/15/27	43	50

6.25%, 8/15/23 - 5/15/30	1,807	2,115
7.25%, 5/15/16 - 8/15/22	1,580	1,968
7.50%, 11/15/16	75	93
7.875%, 2/15/21	700	931
8.50%, 2/15/20	12	17
8.75%, 5/15/17	25	34
9.25%, 2/15/16	20	27
9.875%, 11/15/15	630	893
U.S. Treasury Notes		
2.25%, 2/15/07	2,000	1,947
2.625%, 11/15/06 - 3/15/09	2,160	2,091
2.75%, 8/15/07	410	398
3.00%, 11/15/07 - 2/15/09	512	495
3.125%, 9/15/08 - 4/15/09	1,690	1,622
3.25%, 8/15/07	245	240
3.375%, 2/28/07 - 10/15/09	3,700	3,627
3.50%, 5/31/07 - 8/15/09	805	790
3.625%, 1/15/10 - 5/15/13	4,100	3,953
3.75%, 3/31/07 - 5/15/08	2,450	2,423
3.875%, 7/15/10	4,500	4,385
4.00%, 6/15/09 - 2/15/15	2,115	2,045
4.25%, 8/15/13 - 11/15/14	4,575	4,474
4.375%, 5/15/07	160	160
4.75%, 11/15/08 - 5/15/14	250	253
5.50%, 2/15/08 - 5/15/09	456	469
5.625%, 5/15/08	102	105
5.75%, 8/15/10	196	207
6.00%, 8/15/09	159	167
6.125%, 8/15/07	130	134
6.25%, 2/15/07	509	521
6.50%, 10/15/06 - 2/15/10	1,172	1,246
6.625%, 5/15/07	684	707
		42,089
Total U.S. Government & Agency Obligations (excluding Mortgage-Backed) (Cost $62,149)		61,896

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Commitments and Dollar Rolls During the year ended October 31, 2005, the fund purchased To Be Announced (TBA) mortgage backed securities on a forward commitment basis, with payment and delivery at an agreed-upon later date. The fund purchases TBAs with the intention of taking possession of the underlying mortgage securities. The fund may also enter dollar roll transactions, in which it sells a mortgage-backed security and simultaneously purchases a similar, but not identical, TBA with the same issuer, coupon, and terms. The fund accounts for dollar roll transactions as purchases and sales. Accordingly, these transactions increase the fund’s portfolio turnover rate. Losses may occur due to changes in market conditions or the failure of counterparties to perform under the contracts, and actual mortgages received may be less favorable than those anticipated by the fund.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $24,042,000 and $11,820,000, respectively, for the year ended October 31, 2005. Purchases and sales of U.S. government securities aggregated $150,746,000 and $136,378,000, respectively, for the year ended October 31, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2005, totaled $6,537,000 and were characterized as ordinary income for tax purposes. At October 31, 2005, the tax-basis components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2005, the fund had $27,000 of capital loss carryforwards that expire in fiscal 2011 and $573,000 that expire in fiscal 2013.

For the year ended October 31, 2005, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2005, the cost of investments for federal income tax purposes was $174,123,000.

NOTE 4 - ACQUISITION

On July 11, 2005, the T. Rowe Price U.S. Bond Index Fund acquired substantially all of the assets of the TD Waterhouse Bond Index Fund, pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by TD Waterhouse Bond Index Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 1,512,788 shares of the T. Rowe Price U.S. Bond Index Fund, having a value of $16,172,000, for the 1,524,614 shares of the TD Waterhouse Bond Index Fund outstanding on July 8, 2005. The TD Waterhouse Bond Index Fund’s net assets at that date, which included $108,000 of unrealized appreciation, were combined with those of the T. Rowe Price U.S. Bond Index Fund. Immediately after the merger, the net assets of the T. Rowe Price U.S. Bond Index Fund totaled $167,205,000.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2005, approximately 6.4% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the year ended October 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $171,000, and the value of shares of the T. Rowe Price Reserve Funds held at October 31, 2005 and October 31, 2004 was $855,000 and $7,785,000, respectively.

As of October 31, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 5% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price U.S Bond Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the “Fund”) at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2005

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, compliance matters, advisory fees and expenses, and other business affairs, and is responsible for protecting the interests of shareholders. The majority of the fund’s directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); “inside” directors are officers of T. Rowe Price. The Board of Directors elects the fund’s officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and
Year Elected*	Directorships of Other Public Companies

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Chairman of the Board, and Chief Executive Officer, The
2000	Rouse Company, real estate developers (1997 to 2004); Director,
Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer,
2001	The Haven Group, a custom manufacturer of modular homes
(1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present);
(1938)	Director, Canyon Resources Corp., Golden Star Resources Ltd.
2001	(5/00 to present), and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Managing Director and President, Global Private Client Services,
(1943)	Marsh Inc. (1999 to 2003); Managing Director and Head of
2003	International Private Banking, Bankers Trust (1996 to 1999)

F. Pierce Linaweaver	President, F. Pierce Linaweaver & Associates, Inc., consulting
(1934)	environmental and civil engineers
2000

Theo C. Rodgers**	President, A&R Development Corporation
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company; Partner, Blackstone Real Estate Advisors, L.P.
2000

*	Each independent director oversees 113 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.
**Elected effective April 1, 2005.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]	Directorships of Other Public Companies

Mary J. Miller, CFA	Director and Vice President, T. Rowe Price; Vice President, T. Rowe
(1955)	Price Group, Inc.; Vice President, Summit Funds
2004
[37]

James S. Riepe	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1943)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2000	Chairman of the Board and Director, T. Rowe Price Global Asset
[113]	Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.;
Chairman of the Board, Director, President, and Trust Officer,
T. Rowe Price Trust Company; Director, T. Rowe Price International,
Inc.; Chairman of the Board, all funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, U.S. Bond Index Fund	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, U.S. Bond Index Fund	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund	Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company;
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, U.S. Bond Index Fund	T. Rowe Price Investment Services, Inc.

Edmund M. Notzon III, Ph.D., CFA (1945)	Vice President, T. Rowe Price, T. Rowe Price
President, U.S. Bond Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Charles M. Shriver, CFA (1967)	Vice President, T. Rowe Price
Executive Vice President, U.S. Bond Index Fund

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, U.S. Bond Index Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$9,058	$7,741
Audit-Related Fees	695	730
Tax Fees	2,214	2,067
All Other Fees	368	124

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,010,000 and $903,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	December 16, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 16, 2005